Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
Core structural borrowings of shareholder-financed businesses
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4,261			$ 6,127
US$1,000m 5.25% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings					1,000
Notional amount					$ 1,000
Borrowings, interest rate					5.25%	5.25%	5.25%
US$725m 4.375% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 725
Notional amount					$ 725
Borrowings, interest rate					4.375%	4.375%	4.375%
US$750m 4.875% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		750			$ 748
Notional amount		$ 750			$ 750
Borrowings, interest rate		4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
EUR20m Medium Term Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 21			$ 23
Notional amount | €			€ 20			€ 20
GBP435m 6.125% Notes 2031
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 520			$ 584
Notional amount | £				£ 435			£ 435
Borrowings, interest rate		6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
US$1,000m 2.95% Notes 2033
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 995			$ 995
Notional amount		$ 1,000			$ 1,000
Borrowings, interest rate		2.95%	2.95%	2.95%	2.95%	2.95%	2.95%
Senior debt: GBP300m 6.875% Bonds 2023
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 361			$ 404
Notional amount | £				£ 300			£ 300
Borrowings, interest rate		6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: GBP250m 5.875% Bonds 2029
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 281			$ 313
Notional amount | £				£ 250			£ 250
Borrowings, interest rate		5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Senior debt: US$1,000m 3.125% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 987			$ 985
Notional amount		$ 1,000			$ 1,000
Borrowings, interest rate		3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Senior debt; US$350m 3.625% Notes 2032
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 346
Notional amount		$ 350
Borrowings, interest rate		3.625%	3.625%	3.625%
Proceeds from borrowings	$ 346
$350m Loan 2024
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 350
Notional amount					$ 350